Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 346,761	$ 101,182	$ 168,003
Marketable securities	94,817	94,776	184,800
Accounts receivable		8,774	339,735
Notes receivable			115,000
Inventory	187,844	961,236	632,986
Deposits in escrow	15,000	400,476
Prepaid insurance	240,428	31,491	0
Prepaid expenses and other current assets	172,039	34,729	89,241
Total current assets	1,056,889	1,632,664	1,529,765
Property and equipment, net of accumulated depreciation	573,470	158,318	140,658
Land	4,945,000
Assets held for resale		399,594	0
Investments, at cost			1,200,000
Construction in progress	68,959
Intangible assets, net of accumulated amortization	669,086	709,153	682,429
Note receivable, net of allowance	0	0
Goodwill	1,260,037	1,260,037	1,090,037
Deferred Costs	299,018
Deposits and other assets	140,212	104,726	98,726
Total assets	9,012,671	4,264,492	4,741,615
Current liabilities
Accounts payables	3,609,486	1,713,627	305,934
Accrued interest payable	324,330	372,937
Accrued expenses	122,663	610,497	142,380
Deferred revenue, current	219,487	204,091	683,621
Notes payable	431,415	261,434	75,000
Related party notes payable		678,877	111,794
Convertible notes payable, net of discount	4,993,891	2,524,427
Derivative Liability	4,885,286	3,691,853
Customer deposits	1,057,340	1,525,808	785,861
Total current liabilities	16,741,461	11,583,551	2,104,590
Accrued settlement and severance expenses	912,065
Deferred revenue, less current portion	378,041	568,515
Deferred tax liability	160,000	160,000
Total liabilities	$ 21,605,986	$ 12,312,066	$ 2,104,590
Commitments and Contingencies
Stockholders' Equity/(Deficit)
Preferred stock	$ 1,000	$ 3,000	$ 3,000
Common stock	99,250	30,497	29,526
Additional paid-in capital	35,823,112	15,315,110	8,156,358
Common stock subscribed			(15,000)
Treasury stock	(1,209,600)	(1,209,600)
Accumulated deficit	(47,198,689)	(22,078,193)	(5,536,859)
Accumulated other comprehensive loss	(108,388)	(108,388)
Total stockholders' equity/(deficit)	(12,593,315)	(8,047,574)	2,637,025
Total liabilities and stockholders' deficit	9,012,671	4,264,492	$ 4,741,615
Notes Payable, less current portion	4,326,484
Directors [Member]
Current liabilities
Accrued expenses	$ 185,498
As Originally Presented [Member]
Current assets
Prepaid expenses and other current assets		$ 66,220